UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135

Templeton Institutional Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton
Institutional Funds
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Foreign Smaller Companies Series International Equity Series
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

ftinstitutional.com
Semiannual Report

Contents
Foreign Smaller Companies Series 2
International Equity Series 7
Financial Highlights and Schedules of Investments 12
Financial Statements 24
Notes to Financial Statements 27
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

ftinstitutional.com
Semiannual Report
Foreign Smaller Companies Series
This semiannual report for Foreign Smaller Companies
Series (Fund) covers the period ended June 30, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of smaller companies located outside
the U.S., including emerging markets. For purposes of this
80% policy, the Fund defines smaller companies as those
with market capitalizations that do not exceed $4 billion.
However, under normal conditions, when making an initial
purchase of securities of a company, we will only invest
in securities of companies with a market capitalization of
not more than $2 billion. Once a security qualifies for initial purchase, it continues to qualify for additional purchases
as long as it is held by the Fund, provided that the issuer’s market capitalization does not exceed $4 billion.
Performance Overview
The Fund posted a +8.82% cumulative total return for
the six months under review. In comparison, the Fund’s
benchmark, the MSCI All Country World Index (ACWI) ex
USA Small Cap Index-NR, which measures the performance
of global developed and emerging market small-cap equities
excluding the U.S., posted a +6.84% cumulative total return.
1
Please note, index performance information is provided
for reference and we do not attempt to track the index but
rather undertake investments on the basis of fundamental
research. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563.
Geographic Composition
6/30/23
% of Total
Net Assets
Europe 44.1%
Asia 40.6%
Latin America & Caribbean 5.3%
North America 4.4%
Other 0.8%
Short-Term Investments & Other Net Assets 4.8%
Portfolio Composition
6/30/23
% of Total
Net Assets
Machinery 11.2%
Electronic Equipment, Instruments &
Compon ents 8.3%
Leisure Products 7.6%
Textiles, Apparel & Luxury Goods 6.0%
Food Products 5.0%
Capital Markets 4.3%
Professional Services 3.9%
Health Care Equipment & Supplies 3.2%
Building Products 3.0%
Life Sciences Tools & Services 2.9%
Banks 2.8%
Specialty Retail 2.8%
Entertainment 2.7%
Energy Equipment & Services 2.4%
Other
*
29.1%
Short-Term Investments & Other Net Assets 4.8%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

Foreign Smaller Companies Series

ftinstitutional.com
Semiannual Report
Thank you for your continued participation in Foreign Smaller
Companies Series. We look forward to serving your future
investment needs.
Harlan B. Hodes
Lead Portfolio Manager
David A. Tuttle, CFA
Kyle Denning, CFA
Katie Ylijoki, CFA
Portfolio Management Team
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Asics Corp. 2.0%
Textiles, Apparel & Luxury Goods, Japan
Interpump Group SpA 2.0%
Machinery, Italy
Technogym SpA 1.9%
Leisure Products, Italy
Sanlorenzo SpA 1.9%
Leisure Products, Italy
i -SENS, Inc. 1.9%
Health Care Equipment & Supplies, South Korea
OneSpaWorld Holdings Ltd. 1.9%
Diversified Consumer Services, Bahamas
King Yuan Electronics Co. Ltd. 1.7%
Semiconductors & Semiconductor Equipment,
Taiwan
Barco NV 1.6%
Electronic Equipment, Instruments &
Components, Belgium
Bucher Industries AG 1.6%
Machinery, Switzerland
Gerresheimer AG 1.6%
Life Sciences Tools & Services, Germany
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2023
Foreign Smaller Companies Series

ftinstitutional.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.
Cumulative
Total Return

Average Annual
Total Return

–
6-Month +8.82%

+8.82%
1-Year +9.97% +9.97%
5-Year +2.96% +0.58%
10-Year +52.10% +4.28%
See page 5 for Performance Summary footnotes.

Foreign Smaller Companies Series
Performance Summary
5
ftinstitutional.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a fund that is more broadly diversified geographically. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however,
ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/22 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses

1.02%

Your Fund’s Expenses
Foreign Smaller Companies Series

ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,088.18 $5.70 $1,019.33 $5.51 1.10%

ftinstitutional.com
Semiannual Report
International Equity Series
This semiannual report for International Equity Series (Fund)
covers the period ended June 30, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in foreign (non-U.S.) equity securities. The Fund
invests predominantly in companies located outside the U.S.
including companies located in developing market countries.
Performance Overview
The Fund’s Primary shares posted a +12.67% cumulative
total return for the six months under review. For comparison, the Fund’s primary benchmark, the MSCI All Country World
Index (ACWI) ex USA Index-NR, which measures the equity
market performance of global developed and emerging
markets excluding the U.S., posted a +9.47% cumulative
total return.
1
Also in comparison, the Fund’s secondary
benchmark, the MSCI Europe, Australasia, Far East Index
(EAFE)-NR, which measures the equity market performance
of global developed markets excluding the U.S. and Canada,
posted a +11.66% cumulative total return.
1
Please note,
index performance information is provided for reference and
we do not attempt to track an index but rather undertake
investments on the basis of fundamental research. You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 9 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Geographic Composition
6/30/23
% of Total
Net Assets
Europe 58.7%
Asia 29.6%
North America 7.5%
Latin America & Caribbean 1.3%
Short-Term Investments & Other Net Assets 2.9%
Portfolio Composition
6/30/23
% of Total
Net Assets
Banks 12.3%
Oil, Gas & Consumable Fuels 12.1%
Pharmaceuticals 9.2%
Semiconductors & Semiconductor Equipment 6.1%
Automobiles 3.9%
Diversified Telecommunication Services 3.9%
Commercial Services & Supplies 3.0%
Technology Hardware, Storage & Peripherals 2.8%
Metals & Mining 2.6%
Multi-Utilities 2.2%
Health Care Equipment & Supplies 2.2%
Construction Materials 2.2%
Electrical Equipment 2.2%
Specialty Retail 2.0%
Other
*
30.4%
Short-Term Investments & Other Net Assets 2.9%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income and distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
20
.

International Equity Series

ftinstitutional.com
Semiannual Report
Thank you for your continued participation in International
Equity Series. We look forward to serving your future
investment needs.
Peter A. Nori, CFA
Lead Portfolio Manager
Matthew R. Nagle, CFA
Heather Waddell, CFA
Portfolio Management Team
Top 10 Holdings
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Shell plc 4.2%
Oil, Gas & Consumable Fuels, Netherlands
BP plc 4.0%
Oil, Gas & Consumable Fuels, United Kingdom
Deutsche Telekom AG 3.8%
Diversified Telecommunication Services,
Germany
TotalEnergies SE 3.8%
Oil, Gas & Consumable Fuels, France
Sumitomo Mitsui Financial Group, Inc. 3.0%
Banks, Japan
GFL Environmental, Inc. 3.0%
Commercial Services & Supplies, Canada
Samsung Electronics Co. Ltd. 2.8%
Technology Hardware, Storage & Peripherals,
South Korea
Sanofi SA 2.7%
Pharmaceuticals, United States
Lloyds Banking Group plc 2.4%
Banks, United Kingdom
AstraZeneca plc 2.3%
Pharmaceuticals, United Kingdom

Performance Summary as of June 30, 2023
International Equity Series

ftinstitutional.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
3
Average Annual
Total Return
4
–
Primary
6-Month +12.67% +12.67%
1-Year +17.95% +17.95%
5-Year +12.08% +2.31%
10-Year +44.11% +3.72%
Service
6-Month +12.64%
5
+12.64%
1-Year +17.99% +17.99%
5-Year +11.33% +2.17%
10-Year +42.07% +3.57%
See page 10 for Performance Summary footnotes.

International Equity Series
Performance Summary

ftinstitutional.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. The investment style may become out of favor, which may have a negative impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Total return was positively impacted by the recognition of tax reclaims for previously withheld taxes on dividends in certain countries across the European Union (see Note
1e in the Notes to Financial Statements section). Uncertainty exists with respect to future recognition of additional European Union tax reclaims. Total return would have been lower without recognition of such tax reclaims during the year ended 12/31/20.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/22 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
Primary 0.83% 0.88%
Service 0.97% 1.02%

Your Fund’s Expenses
International Equity Series

ftinstitutional.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
Primary $1,000 $1,126.70 $5.25 $1,019.86 $4.99 1.00%
Service $1,000 $1,126.40 $5.27 $1,019.84 $5.01 1.00%

Templeton Institutional Funds
Financial Highlights
Foreign Smaller Companies Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.35 $21.80 $23.03 $21.40 $17.96 $25.08
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.31 0.28 0.17 0.30 0.37
Net realized and unrealized gains (losses) 1.33 (5.38) 2.07 1.74 3.79 (4.97)
Total from investment operations ........ 1.42 (5.07) 2.35 1.91 4.09 (4.60)
Less distributions from:
Net investment income .............. — (0.32) (0.28) (0.22) (0.37) (0.21)
Net realized gains ................. — (0.06) (3.30) (0.06) (0.28) (2.31)
Total distributions ................... — (0.38) (3.58) (0.28) (0.65) (2.52)
Net asset value, end of period .......... $17.77 $16.35 $21.80 $23.03 $21.40 $17.96
Total return
c
....................... 8.69% (23.19)% 10.72% 8.95% 22.86% (18.48)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.02% 1.04% 1.04% 1.02% 1.01%
Expenses net of waiver and payments by
affiliates .......................... 1.10%
e
1.02%
e
1.04%
e
1.03% 1.02%
e
1.00%
f
Net investment income ............... 1.07% 1.76% 1.13% 0.87% 1.48% 1.54%
Supplemental data
Net assets, end of period (000’s) ........ $217,887 $353,380 $739,717 $725,098 $782,971 $739,576
Portfolio turnover rate ................ 21.46% 16.54% 31.09% 34.89% 39.48% 34.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Institutional Funds
Schedule of Investments (unaudited), June 30, 2023
Foreign Smaller Companies Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 94.9%
Austria 1.5%
AT&S Austria Technologie &
Systemtechnik AG ..............
Electronic Equipment, Instruments &
Components 33,827 $ 1,215,444
a
DO & CO AG ................... Commercial Services & Supplies 15,653 2,138,964
3,354,408
Bahamas 1.6%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 281,146 3,401,866
Belgium 2.5%
Barco NV ...................... Electronic Equipment, Instruments &
Components 141,940 3,541,358
b
Kinepolis Group NV .............. Entertainment 41,399 1,864,669
5,406,027
Brazil 3.4%
Camil Alimentos SA ............... Food Products 1,162,600 1,714,115
a
Dexco SA ...................... Paper & Forest Products 907,100 1,581,782
M Dias Branco SA ................ Food Products 322,100 2,863,515
Tres Tentos Agroindustrial SA ....... Food Products 482,900 1,295,882
7,455,294
Canada 3.2%
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 56,400 1,003,934
Canadian Western Bank ........... Banks 166,931 3,115,071
Computer Modelling Group Ltd. ...... Energy Equipment & Services 410,104 2,061,820
North West Co., Inc. (The) .......... Consumer Staples Distribution & Retail 37,400 886,510
7,067,335
China 1.6%
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 856,500 930,483
b
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 2,489,623 2,548,240
3,478,723
Denmark 0.7%
Matas A/S ...................... Specialty Retail 95,697 1,411,001
Finland 1.9%
Anora Group OYJ ................ Beverages 39,559 212,465
b
Fiskars OYJ Abp ................. Household Durables 71,397 1,205,015
Huhtamaki OYJ .................. Containers & Packaging 80,286 2,635,111
4,052,591
Germany 6.2%
b
Adesso SE ..................... IT Services 13,983 1,890,007
Gerresheimer AG ................ Life Sciences Tools & Services 30,135 3,392,743
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 64,131 2,203,448
a,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 115,309 1,862,064
Rational AG .................... Machinery 3,094 2,240,574
Stabilus SE ..................... Machinery 32,286 1,940,961
13,529,797
Greece 0.5%
JUMBO SA ..................... Specialty Retail 42,966 1,181,598
Hong Kong 3.0%
Techtronic Industries Co. Ltd. ....... Machinery 257,500 2,815,866
b
Value Partners Group Ltd. .......... Capital Markets 4,398,000 1,390,514

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Hong Kong (continued)
VTech Holdings Ltd. .............. Communications Equipment 360,100 $ 2,364,875
6,571,255
India 0.8%
a
Exide Industries Ltd. .............. Automobile Components 603,254 1,744,665
Israel 0.8%
a
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 90,031 1,711,316
Italy 9.9%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 29,648 2,610,600
c
Carel Industries SpA, 144A, Reg S ... Building Products 60,298 1,817,025
Intercos SpA .................... Personal Care Products 135,107 2,270,611
Interpump Group SpA ............. Machinery 77,459 4,308,426
LU-VE SpA ..................... Building Products 13,373 448,034
Sanlorenzo SpA ................. Leisure Products 94,203 4,052,100
a,b
Seco SpA ...................... Technology Hardware, Storage & Peripherals 351,711 1,967,653
c
Technogym SpA, 144A, Reg S ...... Leisure Products 451,514 4,180,509
21,654,958
Japan 18.9%
Anicom Holdings, Inc. ............. Insurance 219,400 959,195
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 142,600 4,413,516
Bunka Shutter Co. Ltd. ............ Building Products 160,700 1,238,316
CKD Corp. ..................... Machinery 136,900 2,245,832
Fuji Oil Holdings, Inc. ............. Food Products 60,500 837,175
Glory Ltd. ...................... Machinery 56,700 1,137,747
Idec Corp. ...................... Electrical Equipment 86,100 1,982,672
IDOM, Inc. ..................... Specialty Retail 294,100 1,795,976
Kaneka Corp. ................... Chemicals 69,200 1,939,691
Meitec Corp. .................... Professional Services 182,000 3,140,821
Nichiha Corp. ................... Building Products 139,100 2,983,545
Nihon Parkerizing Co. Ltd. .......... Chemicals 65,700 490,026
Nissei ASB Machine Co. Ltd. ........ Machinery 49,100 1,399,603
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 133,800 1,613,391
Sato Holdings Corp. .............. Commercial Services & Supplies 131,600 1,787,906
Shima Seiki Manufacturing Ltd. ...... Machinery 165,100 2,134,652
Shoei Co. Ltd. ................... Automobile Components 55,400 1,027,774
Square Enix Holdings Co. Ltd. ....... Entertainment 24,300 1,130,784
TechnoPro Holdings, Inc. .......... Professional Services 137,100 2,982,930
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 145,800 2,148,459
Tsumura & Co. .................. Pharmaceuticals 142,900 2,646,317
Zojirushi Corp. .................. Household Durables 85,600 1,056,812
41,093,140
Netherlands 0.9%
Flow Traders Ltd. ................ Capital Markets 87,875 1,939,057
Norway 1.7%
a
PhotoCure ASA .................. Pharmaceuticals 106,625 463,058
TGS ASA ...................... Energy Equipment & Services 213,984 3,188,709
3,651,767
Philippines 1.0%
Century Pacific Food, Inc. .......... Food Products 4,898,200 2,268,588

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Portugal 0.6%
Corticeira Amorim SGPS SA ........ Containers & Packaging 127,431 $ 1,344,763
South Korea 5.3%
BNK Financial Group, Inc. .......... Banks 260,142 1,373,256
DGB Financial Group, Inc. .......... Banks 328,461 1,817,669
Hite Jinro Co. Ltd. ................ Beverages 91,476 1,504,003
i-SENS, Inc. .................... Health Care Equipment & Supplies 214,854 4,033,170
NHN KCP Corp. ................. Financial Services 108,411 830,440
NongShim Co. Ltd. ............... Food Products 6,444 1,946,013
11,504,551
Sweden 3.5%
b,c
Dometic Group AB, 144A .......... Automobile Components 272,912 1,799,478
Electrolux Professional AB, B ....... Machinery 276,059 1,498,028
Granges AB .................... Metals & Mining 220,200 2,101,100
c
Thule Group AB, 144A, Reg S ....... Leisure Products 75,997 2,235,680
7,634,286
Switzerland 4.8%
Bucher Industries AG ............. Machinery 7,984 3,533,425
Logitech International SA .......... Technology Hardware, Storage & Peripherals 21,508 1,277,575
c
Medacta Group SA, 144A, Reg S .... Health Care Equipment & Supplies 20,736 2,824,097
Siegfried Holding AG .............. Life Sciences Tools & Services 3,515 2,906,754
10,541,851
Taiwan 8.5%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 627,037 1,974,720
Giant Manufacturing Co. Ltd. ........ Leisure Products 170,482 1,264,781
Johnson Health Tech Co. Ltd. ....... Leisure Products 763,000 1,761,966
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 1,962,000 3,601,045
Merida Industry Co. Ltd. ........... Leisure Products 266,000 1,901,457
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 265,000 1,401,875
Nien Made Enterprise Co. Ltd. ...... Household Durables 108,000 1,190,176
a
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 636,000 1,346,075
Shin Zu Shing Co. Ltd. ............ Machinery 395,000 1,148,980
Topkey Corp. ................... Leisure Products 172,000 1,068,405
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 451,000 1,789,525
18,449,005
Thailand 1.6%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 1,552,000 2,086,108
Major Cineplex Group PCL ......... Entertainment 3,391,700 1,404,544
3,490,652
United Kingdom 9.3%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 1,837,686 1,624,367
Greggs plc ..................... Hotels, Restaurants & Leisure 78,805 2,559,990
c
Ibstock plc, 144A, Reg S ........... Construction Materials 1,094,926 1,945,388
Johnson Service Group plc ......... Commercial Services & Supplies 790,226 1,035,702
Man Group plc .................. Capital Markets 1,170,775 3,251,338
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 64,688 2,242,798
Pagegroup plc .................. Professional Services 409,554 2,087,899
Rathbones Group plc ............. Capital Markets 116,199 2,749,691
VIDENDUM plc .................. Household Durables 107,976 948,936

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
a,c
Watches of Switzerland Group plc, 144A Specialty Retail 238,542 $ 1,849,500
20,295,609
United States 1.2%
Axis Capital Holdings Ltd. .......... Insurance 19,880 1,070,140
a
IMAX Corp. ..................... Entertainment 85,497 1,452,594
2,522,734
Total Common Stocks (Cost $157,732,949) .....................................
206,756,837
Warrants
a a a a a
Warrants 0.3%
Bahamas 0.3%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 262,784 630,682
630,682
Total Warrants (Cost $221,371) ................................................
630,682
Total Long Term Investments (Cost $157,954,320) ...............................
207,387,519
Short Term Investments 4.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 4.0%
United States 4.0%
d
FHLB, 7/03/23 .................. 8,600,000 8,600,000
Total U.S. Government and Agency Securities (Cost $8,597,707) ..................
8,600,000
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ......... 283,672 283,672
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$283,672) ...................................................................
283,672
a a a a a
Total Short Term Investments (Cost $8,881,379 ) .................................
8,883,672
a a a
Total Investments (Cost $166,835,699) 99.3% ...................................
$216,271,191
Other Assets, less Liabilities 0.7% .............................................
1,616,194
Net Assets 100.0% ...........................................................
$217,887,385
a a a
See Abbreviations on page 39 .

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2023. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $19,444,224, representing 8.9% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 1(d) regarding securities on loan.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Financial Highlights
International Equity Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Primary Shares
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.19 $11.96 $15.22 $15.54 $14.87 $21.99
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.26 0.26 1.03
c
0.64 0.42
Net realized and unrealized gains (losses) 1.11 (1.40) 0.55 (0.32) 1.06 (3.66)
Total from investment operations ........ 1.28 (1.14) 0.81 0.71 1.70 (3.24)
Less distributions from:
Net investment income .............. — (0.10) (1.46) (0.67) (1.02) (0.42)
Net realized gains ................. — (0.53) (2.61) (0.36) (0.01) (3.46)
Total distributions ................... — (0.63) (4.07) (1.03) (1.03) (3.88)
Net asset value, end of period .......... $11.47 $10.19 $11.96 $15.22 $15.54 $14.87
Total return
d
....................... 12.67% (9.23)% 5.75% 5.30% 11.57% (14.87)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.04% 0.87% 0.94% 0.87% 0.82% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 0.83% 0.91% 0.84% 0.82%
f
0.80%
f,g
Net investment income ............... 3.07% 2.35% 1.64% 7.51%
c
4.13% 1.98%
Supplemental data
Net assets, end of period (000’s) ........ $181,628 $196,051 $386,291 $447,139 $1,695,980 $2,785,308
Portfolio turnover rate ................ 9.74% 46.42% 44.73% 89.34% 36.83%
h
25.60%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.77 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.86% and total return would have been (0.03)%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Financial Highlights
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Service Shares
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.45 $12.24 $15.48 $15.79 $14.97 $22.07
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.20 0.24 1.17
c
0.98 0.38
Net realized and unrealized gains (losses) 1.13 (1.38) 0.58 (0.47) 0.70 (3.66)
Total from investment operations ........ 1.31 (1.18) 0.82 0.70 1.68 (3.28)
Less distributions from:
Net investment income .............. — (0.08) (1.45) (0.65) (0.85) (0.36)
Net realized gains ................. — (0.53) (2.61) (0.36) (0.01) (3.46)
Total distributions ................... — (0.61) (4.06) (1.01) (0.86) (3.82)
Net asset value, end of period .......... $11.76 $10.45 $12.24 $15.48 $15.79 $14.97
Total return
d
....................... 12.5 4% (9.29)% 5.69% 5.16% 11.34% (15.01)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.04% 1.01% 1.04% 1.01% 0.97% 0.95%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 0.97% 1.00% 0.98% 0.97%
f
0.95%
f,g
Net investment income ............... 3.19% 1.71% 1.52% 8.42%
c
3.98% 1.83%
Supplemental data
Net assets, end of period (000’s) ........ $139 $123 $521 $448 $700 $5,375
Portfolio turnover rate ................ 9.74% 46.42% 44.73% 89.34% 36.83%
h
25.60%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.78 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.77% and total return would have been (0.14)%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Schedule of Investments (unaudited), June 30, 2023
International Equity Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 97.1%
Belgium 1.4%
Anheuser-Busch InBev SA/NV ...... Beverages 46,247 $ 2,621,402
Canada 3.0%
GFL Environmental, Inc. ........... Commercial Services & Supplies 140,700 5,459,160
Chile 1.3%
Antofagasta plc .................. Metals & Mining 125,487 2,333,614
China 1.3%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 11,959 2,447,768
France 10.7%
Cie de Saint-Gobain .............. Building Products 44,662 2,719,557
Danone SA ..................... Food Products 58,543 3,588,046
Eiffage SA ...................... Construction & Engineering 19,450 2,030,933
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 121,326 6,965,313
Veolia Environnement SA .......... Multi-Utilities 128,118 4,056,006
19,359,855
Germany 13.9%
Bayer AG ...................... Pharmaceuticals 54,351 3,008,879
Continental AG .................. Automobile Components 29,726 2,246,017
Deutsche Boerse AG .............. Capital Markets 17,005 3,139,658
Deutsche Telekom AG ............. Diversified Telecommunication Services 320,687 6,997,556
a
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 68,436 3,270,933
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 71,067 2,926,967
SAP SE ....................... Software 26,793 3,660,457
25,250,467
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 76,040 1,876,422
Ireland 2.2%
CRH plc ....................... Construction Materials 71,519 3,945,873
Japan 19.4%
Hitachi Ltd. ..................... Industrial Conglomerates 53,500 3,326,904
Honda Motor Co. Ltd. ............. Automobiles 133,100 4,032,672
Isuzu Motors Ltd. ................ Automobiles 255,700 3,102,387
KDDI Corp. ..................... Wireless Telecommunication Services 90,400 2,792,221
Mitsubishi Electric Corp. ........... Electrical Equipment 277,000 3,916,450
Nitori Holdings Co. Ltd. ............ Specialty Retail 16,600 1,864,344
Sony Group Corp. ................ Household Durables 35,900 3,241,150
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 73,600 2,376,299
Sumitomo Mitsui Financial Group, Inc. . Banks 128,100 5,491,056
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 83,900 2,636,718
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 16,800 2,420,014
35,200,215
Netherlands 6.8%
ING Groep NV .................. Banks 226,393 3,052,419
SBM Offshore NV ................ Energy Equipment & Services 119,984 1,644,894
Shell plc ....................... Oil, Gas & Consumable Fuels 255,022 7,607,736
12,305,049
Singapore 1.7%
United Overseas Bank Ltd. ......... Banks 148,100 3,073,375

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 4.5%
KB Financial Group, Inc. ........... Banks 51,513 $ 1,869,762
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 91,439 5,035,237
Shinhan Financial Group Co. Ltd. .... Banks 51,868 1,340,985
8,245,984
Spain 1.7%
Redeia Corp. SA ................. Electric Utilities 180,941 3,043,168
Switzerland 1.5%
Adecco Group AG ................ Professional Services 84,753 2,775,931
Taiwan 1.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 188,492 3,481,237
Thailand 0.8%
Kasikornbank PCL ............... Banks 400,600 1,471,850
United Kingdom 19.5%
AstraZeneca plc ................. Pharmaceuticals 28,955 4,150,823
BAE Systems plc ................ Aerospace & Defense 317,730 3,746,433
BP plc ......................... Oil, Gas & Consumable Fuels 1,251,318 7,285,646
Compass Group plc .............. Hotels, Restaurants & Leisure 92,210 2,582,171
DS Smith plc .................... Containers & Packaging 613,146 2,121,717
Lloyds Banking Group plc .......... Banks 7,913,750 4,386,977
Smith & Nephew plc .............. Health Care Equipment & Supplies 247,721 3,996,565
Standard Chartered plc ............ Banks 207,684 1,806,870
Unilever plc ..................... Personal Care Products 68,337 3,558,597
WH Smith plc ................... Specialty Retail 95,983 1,892,498
35,528,297
United States 4.5%
b
ICON plc ....................... Life Sciences Tools & Services 12,800 3,202,560
Sanofi SA ...................... Pharmaceuticals 45,712 4,921,612
8,124,172
Total Common Stocks (Cost $134,099,639) .....................................
176,543,839
a a a a a
Escrows and Litigation Trusts 0.0%
b,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $134,099,639) ...............................
176,543,839

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.9%
United States 1.9%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ......... 3,511,548 $ 3,511,548
Total Money Market Funds (Cost $3,511,548) ...................................
3,511,548
a a a a a
Total Short Term Investments (Cost $3,511,548 ) .................................
3,511,548
a a a
Total Investments (Cost $137,611,187) 99.0% ...................................
$180,055,387
Other Assets, less Liabilities 1.0% .............................................
1,711,630
Net Assets 100.0% ...........................................................
$181,767,017
a a a
a
A portion or all of the security is on loan at June 30, 2023. See Note 1(d).
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).
See Note 6 regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 2,155,500 9/15/23 $ (22,433)
Total Futures Contracts ...................................................................... $(22,433)
*
As of period end.

Templeton Institutional Funds
Financial Statements
Statements of Assets and Liabilities
June 30, 2023 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller
Companies
Series
International
Equity Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $166,552,027 $134,099,639
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 283,672 3,511,548
Value - Unaffiliated issuers (Includes securities loaned of $4,368,953 and $2,537,081 respectively) ............................................................ $215,987,519 $176,543,839
Value - Non-controlled affiliates (Note 3 d ) ...................................... 283,672 3,511,548
Cash ................................................................... 1,414,834 —
Foreign currency, at value (cost $ — and $189,326 respectively) ....................... — 188,999
Receivables:
Investment securities sold .................................................. 9,993 —
Capital shares sold ....................................................... 186,093 104,234
Dividends .............................................................. 877,535 3,425,315
European Union tax reclaims (Note 1 e ) ........................................ — 691,972
Deposits with brokers for:
Futures contracts ....................................................... — 74,780
Variation margin on futures contracts .......................................... — 24,120
Total assets ......................................................... 218,759,646 184,564,807
Liabilities:
Payables:
Investment securities purchased ............................................. 239,138 —
Capital shares redeemed .................................................. 66,768 8,091
Management fees ........................................................ 172,495 110,919
Transfer agent fees ....................................................... 878 5,855
Trustees' fees and expenses ................................................ 6,532 754
IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ............ — 2,357,023
Payable upon return of securities loaned (Note 1 d ) ................................. 283,672 —
Accrued expenses and other liabilities .......................................... 102,778 315,148
Total liabilities ........................................................ 872,261 2,797,790
Net assets, at value ................................................ $217,887,385 $181,767,017
Net assets consist of:
Paid-in capital ............................................................ $185,957,592 $130,573,250
Total distributable earnings (losses) ............................................ 31,929,793 51,193,767
Net assets, at value ................................................ $217,887,385 $181,767,017
Shares outstanding ........................................................ 12,262,240
Net asset value per share ................................................... $17.77
International
Equity Series
Primary Shares:
Net assets , at value ....................................................................... $181,628,177
Shares outstanding ........................................................................ 15,829,853
Net asset value per share ................................................................... $11.47
Service Shares:
Net assets, at value ....................................................................... $138,840
Shares outstanding ........................................................................ 11,803
Net asset value per share ................................................................... $11.76

Templeton Institutional Funds
Financial Statements
Statements of Operations
for the six months ended June 30, 2023 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Foreign Smaller
Companies
Series
International
Equity Series
Investment income:
Dividends: (net of foreign taxes of $346,663 and $252,672, respectively)
Unaffiliated issuers ....................................................... $2,482,002 $3,955,309
Non-controlled affiliates (Note 3 d ) ............................................ — 77,114
Interest:
Unaffiliated issuers ....................................................... 100,390 1,745
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 92,719 1,482
Non-controlled affiliates (Note 3 d ) ............................................ 52,925 —
Other income (Note 1 e ) ..................................................... — 11,959
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ......... — (74,993)
Total investment income .................................................. 2,728,036 3,972,616
Expenses:
Management fees (Note 3 a ) .................................................. 1,195,630 757,526
Transfer agent fees: (Note 3c )
    Primary Shares ......................................................... — 25,076
    Service Shares ......................................................... — 11
Transfer agent fees (Note 3 c ) ................................................. 29,326 —
Sub-transfer agent fees: (Note 3c )
    Service Shares ......................................................... — 6
Custodian fees ........................................................... 26,526 8,499
Reports to shareholders fees ................................................. 4,157 2,055
Registration and filing fees ................................................... 33,677 22,465
Professional fees .......................................................... 42,772 86,126
Trustees' fees and expenses ................................................. 29,275 15,242
Other ................................................................... 28,317 96,796
Total expenses ........................................................ 1,389,680 1,013,802
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................. (3,647) (40,561)
Net expenses ........................................................ 1,386,033 973,241
Net investment income ............................................... 1,342,003 2,999,375
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 18,447,351 7,428,888
Foreign currency transactions ............................................... 145,582 (55,642)
Futures contracts ........................................................ — 144,628
Net realized gain (loss) ................................................. 18,592,933 7,517,874
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 7,833,897 12,436,169
Translation of other assets and liabilities denominated in foreign currencies ............. (5,022) 85,550
Futures contracts ........................................................ — 45,268
Net change in unrealized appreciation (depreciation) ........................... 7,828,875 12,566,987
Net realized and unrealized gain (loss) ........................................... 26,421,808 20,084,861
Net increase (decrease) in net assets resulting from operations ......................... $27,763,811 $23,084,236

Templeton Institutional Funds
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller Companies Series International Equity Series
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,342,003 $9,154,319 $2,999,375 $6,213,919
Net realized gain (loss) ............ 18,592,933 (30,389,771) 7,517,874 12,372,227
Net change in unrealized appreciation
(depreciation) ................. 7,828,875 (156,503,588) 12,566,987 (49,923,932)
Net increase (decrease) in net
assets resulting from operations . 27,763,811 (177,739,040) 23,084,236 (31,337,786)
Distributions to shareholders:
Primary Shares .................. — — — (12,095,509)
Service Shares .................. — — — (7,083)
Distributions to shareholders ......... — (8,550,231) — —
Total distributions to shareholders ..... — (8,550, 231) — (12,102,592)
Capital share transactions: (Note 2 )
Primary Shares .................. — — (37,491,651) (146,821,378)
Service Shares .................. — — 661 (376,524)
Capital share transactions (Note 2 ) ..... (163,256,536) (200,048,009) — —
Total capital share transactions ....... (163,256,536) (200,048,009) (37,490,990) (147,197,902)
Net increase (decrease) in net
assets ..................... (135,492,725) (386,337,280) (14,406,754) (190,638,280)
Net assets:
Beginning of period ................ 353,380,110 739,717,390 196,173,771 386,812,051
End of period ..................... $217,887,385 $353,380,110 $181,767,017 $196,173,771

Templeton Institutional Funds

ftinstitutional.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Institutional Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. International Equity
Series offers Primary Shares and Service Shares. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Funds to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
equity price risk. A futures contract is an agreement between the Funds and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Funds, and the daily change in fair value is
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At June 30, 2023,
Foreign Smaller Companies Series had no futures contracts.
See Note 6 regarding other derivative information.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Funds receive collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, the
Foreign Smaller Companies Series and International Equity
Series held $4,443,702 and $2,670,556, respectively in U.S.
Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Funds may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Funds bear the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Funds. If the borrower defaults on its obligation to return the securities loaned, the Funds have the right to repurchase the securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Funds in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. International
Equity Series determined to enter into a closing agreement
with the IRS and recorded the estimated payments as
a reduction to income, as reflected in the Statements of
Operations.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:
Foreign Smaller Companies
Series
Shares Amount
Advisor Class
Six Months ended June 30, 2023
Shares sold ................................... 531,311 $9,257,685
Shares redeemed ............................... (9,885,755) (172,514,221)
Net increase (decrease) .......................... (9,354,444) $(163,256,536)
Year ended December 31, 2022
Shares sold ................................... 4,197,769 $75,350,548
Shares issued in reinvestment of distributions .......... 520,814 8,259,148
Shares redeemed ............................... (17,038,173) (283,657,705)
Net increase (decrease) .......................... (12,319,590) $(200,048,009)
International Equity Series
Shares Amount
Primary Shares
Primary Shares:
Six Months ended June 30, 2023
Shares sold ................................... 818,629 $9,030,409
Shares redeemed ............................... (4,232,760) (46,522,060)
Net increase (decrease) .......................... (3,414,131) $(37,491,651)
Year ended December 31, 2022
Shares sold ................................... 5,546,145 $61,560,957
Shares issued in reinvestment of distributions .......... 1,197,455 11,551,000
Shares redeemed ............................... (19,788,709) (219,933,335)
Net increase (decrease) .......................... (13,045,109) $(146,821,378)
Service Shares
Service Shares:
Six Months ended June 30, 2023
Shares sold ................................... 60 $687
Shares redeemed ............................... (2) (26)
Net increase (decrease) .......................... 58 $661
Year ended December 31, 2022
Shares sold ................................... 2,911 $37,138
Shares issued in reinvestment of distributions .......... 716 7,083
Shares redeemed ............................... (34,473) (420,745)
Net increase (decrease) .......................... (30,846) $(376,524)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 1, 2023, Foreign Smaller Companies Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
Prior to May 1, 2023, Foreign Smaller Companies Series paid an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
Effective May 1, 2023, International Equity Series pays an investment management fee, calculated daily and paid monthly, to
TIC based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.950% Up to and including $500 million
0.930% Over $500 million, up to and including $1 billion
0.910% Over $1 billion, up to and including $5 billion
0.890% Over $5 billion, up to and including $10 billion
0.870% Over $10 billion, up to and including $15 billion
0.850% In excess of $15 billion
Annualized Fee Rate Net Assets
0.950% Up to and including $1 billion
0.930% Over $1 billion, up to and including $5 billion
0.910% Over $5 billion, up to and including $10 billion
0.890% Over $10 billion, up to and including $15 billion
0.870% Over $15 billion, up to and including $20 billion
0.850% In excess of $20 billion
Annualized Fee Rate Net Assets
0.775% Up to and including $500 million
0.755% Over $500 million, up to and including $1 billion
0.735% Over $1 billion, up to and including $5 billion
0.715% Over $5 billion, up to and including $10 billion
0.695% Over $10 billion, up to and including $15 billion
0.675% In excess of $15 billion

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Prior to May 1, 2023, International Equity Series paid an investment management fee, calculated daily and paid monthly, to
TIC based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to Foreign Smaller Companies
Series. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Funds. The fee is paid by TIC based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets.
For the period ended June 30, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
International Equity Series’ Service shares may pay up to 0.15% of average daily net assets for sub-transfer agency fees as noted in the Statements of Operations.
Annualized Fee Rate Net Assets
0.775% Up to and including $1 billion
0.755% Over $1 billion, up to and including $5 billion
0.735% Over $5 billion, up to and including $10 billion
0.715% Over $10 billion, up to and including $15 billion
0.695% Over $15 billion, up to and including $20 billion
0.675% In excess of $20 billion
Foreign Smaller
Companies
Series
International
Equity Series
Gross effective investment management fee rate ........ 0.950% 0.775%
Foreign Smaller
Companies
Series
International
Equity Series
Transfer agent fees ........................ $28,474 $23,199
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2023, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
TIC has contractually agreed in advance to limit the investment management fees for International Equity Series to 0.74%
of the average daily net assets of the Fund until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $4,656,168 $11,564,278 $(15,936,774) $— $— $283,672 283,672 $52,925
Total Affiliated Securities ... $4,656,168 $11,564,278 $(15,936,774) $— $— $283,672 $52,925
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 7,572,866 $ 32,045,191 $ (36,106,509) $ — $ — $ 3,511,548 3,511,548 $ 77,114
Total Affiliated Securities ... $7,572,866 $32,045,191 $(36,106,509) $— $— $3,511,548 $77,114
Foreign Smaller
Companies
Series
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 13,376,151
Long term ............................. 17,803,676
Total capital loss carryforwards ............ $31,179,827
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements (unaudited)

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At June 30, 2023 , the cost of investments and net unrealiz ed appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, foreign currency transactions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, were as follows:
At June 30, 2023, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Other Derivative Information
At June 30, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Cost of investments ....................... $174,323,015 $143,255,634
Unrealized appreciation ..................... $63,671,085 $46,307,671
Unrealized depreciation ..................... (21,722,909) (9,530,351)
Net unrealized appreciation (depreciation) ....... $41,948,176 $36,777,320
Foreign Smaller
Companies
Series
International
Equity Series
Purchases .............................. $52,120,967 $18,359,418
Sales .................................. $207,808,832 $48,104,385
Foreign Smaller
Companies
Series
International
Equity Series
Securities lending transactions
a
:
Equity investments
b
........................ $283,672 $—
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
International Equity Series
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 22,433
a
4. Income Taxes
(continued)

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Notes to Financial Statements (unaudited)

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For the period ended June 30, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended June 30, 2023, the average month end notional amount of futures contracts was $2,081,429.
See Note 1(c) regarding derivative financial instruments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
International Equity Series (continued)
Total .................... $— $22,433
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
International Equity Series
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $144,628 Futures contracts $45,268
Total ....................... $144,628 $45,268
6. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2023, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria ............................... $ — $ 3,354,408 $ — $ 3,354,408
Bahamas ............................. 3,401,866 — — 3,401,866
Belgium .............................. — 5,406,027 — 5,406,027
Brazil ................................ 7,455,294 — — 7,455,294
Canada .............................. 7,067,335 — — 7,067,335
China ............................... — 3,478,723 — 3,478,723
Denmark ............................. 1,411,001 — — 1,411,001
Finland .............................. — 4,052,591 — 4,052,591
Germany ............................. — 13,529,797 — 13,529,797
Greece .............................. 1,181,598 — — 1,181,598
Hong Kong ........................... — 6,571,255 — 6,571,255
India ................................ — 1,744,665 — 1,744,665
Israel ................................ — 1,711,316 — 1,711,316
Italy ................................. 2,718,645 18,936,313 — 21,654,958
Japan ............................... — 41,093,140 — 41,093,140
Netherlands ........................... 1,939,057 — — 1,939,057
Norway .............................. — 3,651,767 — 3,651,767
Philippines ............................ 2,268,588 — — 2,268,588
Portugal .............................. 1,344,763 — — 1,344,763
South Korea .......................... — 11,504,551 — 11,504,551
Sweden .............................. — 7,634,286 — 7,634,286
Switzerland ........................... 1,277,575 9,264,276 — 10,541,851
Taiwan ............................... — 18,449,005 — 18,449,005
Thailand ............................. — 3,490,652 — 3,490,652
United Kingdom ........................ 9,646,691 10,648,918 — 20,295,609
United States .......................... 2,522,734 — — 2,522,734
8. Credit Facility
(continued)

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Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series (continued)
Assets: (continued)
Investments in Securities:
Warrants .............................. $ 630,682 $ — $ — $ 630,682
Short Term Investments ................... 283,672 8,600,000 — 8,883,672
Total Investments in Securities ........... $43,149,501 $173,121,690
a
$— $216,271,191
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. — 2,621,402 — 2,621,402
Canada .............................. 5,459,160 — — 5,459,160
Chile ................................ — 2,333,614 — 2,333,614
China ............................... 2,447,768 — — 2,447,768
France ............................... — 19,359,855 — 19,359,855
Germany ............................. — 25,250,467 — 25,250,467
Hungary ............................. — 1,876,422 — 1,876,422
Ireland ............................... — 3,945,873 — 3,945,873
Japan ............................... — 35,200,215 — 35,200,215
Netherlands ........................... — 12,305,049 — 12,305,049
Singapore ............................ — 3,073,375 — 3,073,375
South Korea .......................... — 8,245,984 — 8,245,984
Spain ................................ — 3,043,168 — 3,043,168
Switzerland ........................... — 2,775,931 — 2,775,931
Taiwan ............................... — 3,481,237 — 3,481,237
Thailand ............................. — 1,471,850 — 1,471,850
United Kingdom ........................ — 35,528,297 — 35,528,297
United States .......................... 3,202,560 4,921,612 — 8,124,172
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 3,511,548 — — 3,511,548
Total Investments in Securities ........... $14,621,036 $165,434,351
c
$— $180,055,387
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 22,433 $ — $ — $ 22,433
Total Other Financial Instruments ......... $22,433 $— $— $22,433
a
Includes foreign securities valued at $164,521,690, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $165,434,351, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

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Abbreviations
Selected Portfolio
FHLB
Federal Home Loan Banks

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Shareholder Information

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Board Approval of Investment
Management Agreements
TEMPLETON INSTITUTIONAL FUNDS
Foreign Smaller Companies Series
International Equity Series
(each a Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Templeton Institutional Funds
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Templeton Investment Counsel, LLC (TICL) and
the Trust, on behalf of each Fund, and an investment sub-
advisory agreement between TICL and Franklin Templeton
Investments Corp. (Sub-Adviser), an affiliate of TICL, on
behalf of the Foreign Smaller Companies Series (each
a Management Agreement), for the period May 1, 2023
through June 30, 2023 (Stub Period). The Independent
Trustees noted that each Fund’s annual contract review
was historically held at the February Board meeting and
that management proposed to move the contract review
to the May Board meeting. The Independent Trustees
further noted management’s explanation that, to effect this
change, the Board needed to consider the renewal of each
Fund’s Management Agreement(s) prior to their current
April 30, 2023 expiration date. The Independent Trustees
also noted that management would ask them to consider
the continuation of each Management Agreement again at
the May Board meeting for the 12-month period beginning
July 1, 2023. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement for the Stub Period. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate. TICL and the Sub-Adviser are each referred to
herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of
requests for information submitted to the Managers by
Independent Trustee counsel on behalf of the Independent
Trustees in connection with the annual contract renewal
process. In addition, prior to the March Meeting, the
Independent Trustees held a virtual contract renewal
meeting at which the Independent Trustees first conferred
amongst themselves and Independent Trustee counsel
about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the March Meeting. The Board reviewed and considered
all of the factors it deemed relevant in approving the
continuance of each Management Agreement, including, but
not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance
of each Fund; (iii) the costs of the services provided and
profits realized by each Manager and its affiliates from
the relationship with each Fund; (iv) the extent to which
economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors (Factors).
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreements are fair and reasonable and that
the continuance of each Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation

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of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in a Performance Universe.
The Board also considered the performance returns for
the Foreign Smaller Companies Series in comparison
to the performance returns of a customized peer group
(Performance Customized Peer Group) selected by TICL.
The Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Foreign Smaller Companies Series - The Performance
Universe for the Fund included the Fund and all retail and
institutional international small-/mid-cap growth funds.
The Performance Customized Peer Group for the Fund
included funds that are value style and have at least 80%
of the portfolio market value invested in non-US securities
with a market capitalization of less than $4 billion. The
Board noted that the Fund’s annualized total return for the
three-, five- and 10-year periods was below the median
of its Performance Universe, but for the one-year period
was above the median and in the second quintile of its
Performance Universe. The Board also noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Customized Peer Group. The Board further noted the
small size of the Fund’s Performance Customized Peer
Group for the 10-year period and that therefore no quintile
information was provided for the Fund for this period.
The Board discussed the performance of the Fund with
management and management explained that the Fund
employs a small cap value strategy and invests in securities with market capitalizations that do not exceed $2 billion,
whereas the Fund’s Performance Universe falls within
Broadridge’s growth category and includes funds that
invest in securities with higher market capitalizations than the Fund. Management then discussed with the Board the
actions being taken in the Templeton Global Equity Group
to address the longer-term below median performance,
including enhancements to the small cap team and the
creation of a new Americas Team. After consideration of the
above, the Board concluded that the Fund’s performance
was satisfactory.
International Equity Series - The Performance Universe for
the Fund included the Fund and all retail and institutional
international large-cap value funds. The Board noted that
the Fund’s annualized total return for the three-, five- and
10-year periods was below the median of its Performance
Universe, but for the one-year period was above the median
of its Performance Universe. The Board further noted
recent changes in the management structure and research
process of the Templeton Global Equity Group, and the
Fund’s improving performance in the one-year period during
which the market environment was more constructive to the
value style of the Fund’s portfolio management. The Board
concluded that the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,

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the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for: (i) Primary shares for the International Equity
Series and for Institutional Class, Class I, Class Y and Class
Z for certain other funds in the Expense Group, and (ii)
Institutional Class, Class I, Class IS and Class Y shares for certain other funds in the Foreign Smaller Companies Series
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
Foreign Smaller Companies Series - The Expense Group
for the Fund included the Fund and 13 other international
small-/mid-cap growth funds. The Board noted that the
Management Rate for the Fund was equal to the median of
its Expense Group and the actual total expense ratio for the
Fund was below the median and in the first quintile (least
expensive) of its Expense Group. In response to discussions
with the Independent Trustees, management proposed to
change the first breakpoint tier of the Fund’s Management
Rate schedule from “up to $1 billion” to “up to $500 million”, effective May 1, 2023. The Board further noted that the
Fund’s Sub-Adviser is paid by TICL out of the management
fee TICL receives from the Fund and that the allocation of
the fee between TICL and the Sub-Adviser reflected the
services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate
charged to the Fund and the sub-advisory fee paid to the
Sub-Adviser are reasonable.
International Equity Series - The Expense Group for
the Fund included the Fund and nine other institutional
international large-cap value funds. The Board noted that
the Management Rate and actual total expense ratio for
the Fund were above the medians of its Expense Group by
approximately five and three basis points, respectively. The
Board further noted that the Fund’s actual total expense
ratio reflected a fee waiver from management. In response
to discussions with the Independent Trustees, management
proposed to change the first breakpoint tier of the Fund’s
Management Rate schedule from “up to $1 billion” to “up to
$500 million”, effective May 1, 2023. After consideration of the above, the Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis
provided that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual
funds during the 12-month period ended September 30,
2022, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes
refinements to its methodologies used in calculating
profitability in response to organizational and product-
related changes, the overall methodology has remained
consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, has been engaged to periodically review and assess
the allocation methodologies to be used solely by the Funds’
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,

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as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent,
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any,
as each Fund grows larger and whether each Fund’s
management fee structure reflects any economies of scale
for the benefit of shareholders. With respect to possible
economies of scale, the Board noted the existence of
management fee breakpoints, which operate generally to
share any economies of scale with a Fund’s shareholders
by reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered the Managers’
views that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers
incur across the FT family of funds as a whole. The Board
noted that the International Equity Series had experienced
a decrease in assets and would not be expected to
demonstrate additional economies of scale in the near term,
but concluded that to the extent economies of scale may
be realized by each Manager and its affiliates, each Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved each Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Managers by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board noted the recent strong, relative performance of the
Foreign Smaller Companies Series and the recent improving
absolute performance of the International Equity Series. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreements for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.

Templeton Institutional Funds
Shareholder Information

ftinstitutional.com
Semiannual Report
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended December 31.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

ZTIF S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Institutional Funds
Investment Manager Distributor Shareholder Services
Templeton Investment
Counsel, LLC
Franklin Distributors, LLC (800) 321-8563
ftinstitutional.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial experts are Ann

Torre Bates and David W. Niemiec
and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023